Income Taxes - Schedule of Components of Provision for Income Taxes From Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current provision for income taxes:
Federal
State
Total Current provision for income taxes
Deferred income tax benefit:
Federal					515,428	(515,428)
State					93,072	(93,072)
Total Deferred income tax benefit				$ (699,484)	608,500	(608,500)
Total provision for income taxes		$ (418,114)		$ (699,484)	$ 608,500	$ (608,500)